Financial risk management and impairment of financial assets	6 Months Ended
Jun. 30, 2024
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

15Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks including market risk, credit risk, foreign exchange risk and liquidity risk.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations, arising principally from prepayments to suppliers and deposits with the Group’s bank.

Also included in Cash at bank is £1,700 thousand deemed to be restricted as at June 30, 2024.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £808 thousand (December 31, 2023: £872 thousand) being the total of the carrying amount of financial assets, including contractual receivables but excluding R&D tax credits receivables and cash.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry.

On that basis, the loss allowance as at June 30, 2024 and December 31, 2023 was determined as £nil for trade receivables.

15Financial risk management and impairment of financial assets (continued)

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is exposure to foreign exchange rate fluctuations. There are currently no currency forwards, options, or swaps to hedge this exposure.

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group holds cash in USD, EUR and GBP. The majority of the Group’s trading costs are in GBP; however, the Group also has supply contracts denominated in USD and EUR. The Group holds sufficient cash in USD, EUR and GBP to satisfy its trading costs in each of these currencies. In the first six months of 2024 and in the 2023 financial year, the Group did not consider foreign exchange rate risk to have a material impact on the financial statements and therefore no sensitivity analysis is presented. The Company may be exposed to material foreign exchange risk in subsequent periods or years because of the significance of the USD denominated Convertible Senior Secured Notes ($143,829 thousand at June 30, 2024) relative to USD deposits and cash held ($23,907 thousand at June 30, 2024 ), which are expected to decline as expenses are incurred until future funding is secured. A 5 percent weakening of GBP against USD would give rise to an increase in USD held net liabilities of £5 million.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Group’s management uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis which is used to assess funding adequacy for at least a 12-month period. The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due.

Maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
30 June 2024	£ 000	£ 000	£ 000	£ 000
Trade and other payables	16,919	3,955	—	20,874
Lease liabilities	558	1,225	523	2,306
Convertible senior secured notes	—	197,101	—	197,101
	17,477	202,281	523	220,281

31 December 2023
Trade and other payables	16,868	3,922	—	20,790
Lease liabilities	643	1,387	590	2,620
Convertible senior secured notes	—	187,061	—	187,061
	17,511	192,370	590	210,470

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern; and grows in a sustainable manner. Given the ongoing development of eVTOL aircraft with minimal revenues, the Group relies on funding raised from the Business Combination transaction and other equity investors. Cash flow forecasting is performed on a regular basis which includes rolling forecasts of the Group’s liquidity requirements to ensure that the Group has sufficient cash to meet operational needs.